SUBSEQUENT EVENTS (Details) $ in Millions	6 Months Ended
Jun. 23, 2026 USD ($)
EBP 002 | Subsequent Event
EBP, Subsequent Event [Line Items]
Assets transferred to plan	$ 83.5